Significant Accounting Policies	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:	SIGNIFICANT ACCOUNTING POLICIES

These unaudited financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2019 included in the Company’s prospectus filed with the SEC pursuant to Rule 424(b)(4) on September 2, 2020. The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2019, are applied consistently in these condensed financial statements, except for the following:

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement - Disclosure Framework (Topic 820). The updated guidance improves the disclosure requirements on fair value measurements. The updated guidance if effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The implementation of the updated guidance did not have a significant effect on Company’s condensed financial statements.